UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                 Report for the Quarter Ended September 30, 2001


                          AMERICAN FINANCIAL GROUP, INC.
                           RETIREMENT AND SAVINGS PLAN
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                            Form 13F File Number:  28-4499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                     Sandra W. Heimann and Thomas E. Mischell
                           Administrative Plan Committee
                                (513) 579-2121
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signatures:

Sandra W. Heimann                       Cincinnati, Ohio     November 9, 2001
----------------------------------
Sandra W. Heimann

and

Thomas E. Mischell                      Cincinnati, Ohio     November 9, 2001
----------------------------------
Thomas E. Mischell

Report Type:
         [X]  13F HOLDINGS REPORT.
         [ ]  13F NOTICE.
         [ ]  13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         0
                                                      ---------

Form 13F Information Table Entry Total:                    2
                                                      ---------

Form 13F Information Table Value Total (thousands):    $216,426
                                                      ---------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed: NONE

  FORM 13F INFORMATION TABLE


                                                  Column 4:       Column 5:                                  Column 8:
                            Column 2:               Market        Shares or   Column 6: Column 7:         Voting Authority
           Column 1:        Title of    Column 3:    Value        Principal  Investment     Other   -----------------------------
        Name of Issuer        Class       CUSIP     (000's)          Amount  Discretion  Managers     Sole        Shared     None
        --------------      --------   ---------- ---------    ------------  ---------- ---------   ---------     ------  -------

GREAT AMERN FINL RES INC       COM    389915 10 9  $ 35,602    1,961,563 SH     Sole                1,961,563
AMERICAN FINL GROUP INC OHIO   COM    025932 10 4   180,824    8,145,244 SH     Sole                8,145,244
                                                   --------
                                                   $216,426
                                                   ========